Unaudited Interim Financial Statements (Policies)	3 Months Ended
Aug. 31, 2010
Policies
Unaudited Interim Financial Statements

UNAUDITED INTERIM FINANCIAL STATEMENTS

The interim financial statements of Xun Energy, Inc. as of August 31, 2010, and for the three months then ended, and cumulative from inception, are unaudited. However, in the opinion of management, the interim financial statements include all adjustments, consisting only of normal recurring adjustments, necessary to present fairly Xun Energy, Inc.’s financial position as of August 31, 2010, and the results of its operations and its cash flows for the three months ended August 31, 2010, and August 31, 2009, and cumulative from inception. These results are not necessarily indicative of the results expected for the fiscal year ending May 31, 2011. The accompanying financial statements and notes thereto do not reflect all disclosures required under accounting principles generally accepted in the United States of America. Refer to the Company’s audited financial statements as of May 31, 2010, filed with the SEC for additional information, including significant accounting policies.